Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
February 29, 2024

Dates Covered
Collections Period	01/05/24 - 02/29/24
Interest Accrual Period	02/14/24 - 03/14/24
30/360 Days	31
Actual/360 Days	30
Distribution Date	03/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,229,095,262.90	40,916
Original Yield Supplement Overcollateralization Amount	114,582,211.78	0
Aggregate Starting Principal Balance	1,343,677,474.68	40,916
Principal Payments	71,976,189.04	1,034
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/24	105,599,655.53	0
Pool Balance at 02/29/24	1,166,101,630.11	39,882

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.64%
Prepayment ABS Speed	1.27%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	7,884,890.81	236
Past Due 61-90 days	1,703,024.44	41
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	9,587,915.25	277

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	(5,291.61)
Aggregate Net Losses/(Gains) - February 2024	5,291.61
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.00%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	13,410,168.75
Actual Overcollateralization	13,410,168.75
Weighted Average Contract Rate	6.55%
Weighted Average Contract Rate, Yield Adjusted	10.49%
Weighted Average Remaining Term	60.29

Flow of Funds	$ Amount
Collections	85,408,400.82
Investment Earnings on Cash Accounts	7,052.20
Servicing Fee	(2,090,164.96)
Transfer to Collection Account	-
Available Funds	83,325,288.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	5,154,417.48
(3) Noteholders' First Priority Principal Distributable Amount	4,608,369.89
(4) Class B Interest	161,603.26
(5) Noteholders' Second Priority Principal Distributable Amount	36,870,000.00
(6) Class C Interest	84,316.90
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	13,410,168.75
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,596,411.78

Total Distributions of Available Funds	83,325,288.06

Servicing Fee	2,090,164.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Original Note Balance	1,226,020,000.00
Principal Paid	73,328,538.64
Note Balance @ 03/15/24	1,152,691,461.36

Class A-1
Original Note Balance	214,300,000.00
Principal Paid	73,328,538.64
Note Balance @ 03/15/24	140,971,461.36
Note Factor @ 03/15/24	65.7822965%

Class A-2a
Original Note Balance	174,260,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	174,260,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-2b
Original Note Balance	260,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	260,000,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-3
Original Note Balance	434,260,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	434,260,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-4
Original Note Balance	87,890,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	87,890,000.00
Note Factor @ 03/15/24	100.0000000%

Class B
Original Note Balance	36,870,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	36,870,000.00
Note Factor @ 03/15/24	100.0000000%

Class C
Original Note Balance	18,440,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	18,440,000.00
Note Factor @ 03/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	5,400,337.64
Total Principal Paid	73,328,538.64
Total Paid	78,728,876.28

Class A-1
Coupon	5.51900%
Interest Paid	985,601.42
Principal Paid	73,328,538.64
Total Paid to A-1 Holders	74,314,140.06

Class A-2a
Coupon	5.05000%
Interest Paid	757,788.97
Principal Paid	0.00
Total Paid to A-2a Holders	757,788.97

Class A-2b
SOFR Rate	5.32466%
Coupon	5.66466%
Interest Paid	1,227,343.00
Principal Paid	0.00
Total Paid to A-2b Holders	1,227,343.00

Class A-3
Coupon	4.86000%
Interest Paid	1,817,378.10
Principal Paid	0.00
Total Paid to A-3 Holders	1,817,378.10

Class A-4
Coupon	4.84000%
Interest Paid	366,305.99
Principal Paid	0.00
Total Paid to A-4 Holders	366,305.99

Class B
Coupon	5.09000%
Interest Paid	161,603.26
Principal Paid	0.00
Total Paid to B Holders	161,603.26

Class C
Coupon	5.31000%
Interest Paid	84,316.90
Principal Paid	0.00
Total Paid to C Holders	84,316.90

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.4047712
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	59.8102304
Total Distribution Amount	64.2150016

A-1 Interest Distribution Amount	4.5991667
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	342.1770352
Total A-1 Distribution Amount	346.7762019

A-2a Interest Distribution Amount	4.3486111
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.3486111

A-2b Interest Distribution Amount	4.7205500
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.7205500

A-3 Interest Distribution Amount	4.1850000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.1850000

A-4 Interest Distribution Amount	4.1677778
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1677778

B Interest Distribution Amount	4.3830556
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.3830556

C Interest Distribution Amount	4.5725000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5725000

Noteholders' First Priority Principal Distributable Amount	62.84
Noteholders' Second Priority Principal Distributable Amount	502.81
Noteholders' Third Priority Principal Distributable Amount	251.47
Noteholders' Principal Distributable Amount	182.88

Account Balances	$ Amount
Reserve Account
Balance as of 02/14/24	3,072,738.16
Investment Earnings	7,052.20
Investment Earnings Paid	(7,052.20)
Deposit/(Withdrawal)	-
Balance as of 03/15/24	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$1,170.62	87.9%
Class B Notes	$36.86	2.8%
Class C Notes	$18.44	1.4%
Fair Value of the Notes	$1,225.92	92.1%
Certificates	$105.13	7.9%
Total	$1,331.06	100.0%
Reserve Account	$3.07	0.2%
Fair Value of the Certificates and Reserve
Account	$108.21	8.1%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.